property, plant and equipment (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
property, plant and equipment
Property, plant and equipment at beginning of period	CAD 10,464
Depreciation	1,617	CAD 1,564
Property, plant and equipment at end of period	11,368	10,464
Additions in respect of asset retirement obligations	7	(40)
Contractual commitments for the acquisition of property, plant and equipment	184	436
Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	8,334
Property, plant and equipment at end of period	9,086	8,334
Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	1,118
Property, plant and equipment at end of period	1,193	1,118
Other
property, plant and equipment
Property, plant and equipment at beginning of period	365
Property, plant and equipment at end of period	386	365
Land
property, plant and equipment
Property, plant and equipment at beginning of period	55
Property, plant and equipment at end of period	48	55
Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period	592
Property, plant and equipment at end of period	655	592
Cost/Gross amount
property, plant and equipment
Property, plant and equipment at beginning of period	32,906	31,626
Additions	2,493	2,318
Additions arising from business acquisitions	42	2
Dispositions, retirements and other	(1,842)	(1,040)
Property, plant and equipment at end of period	33,599	32,906
Cost/Gross amount | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	28,284	27,191
Additions	972	762
Additions arising from business acquisitions	25
Dispositions, retirements and other	(1,724)	(739)
Assets under construction put into service	1,167	1,070
Property, plant and equipment at end of period	28,724	28,284
Cost/Gross amount | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	2,954	2,847
Additions	51	45
Additions arising from business acquisitions	8	1
Dispositions, retirements and other	(63)	(78)
Assets under construction put into service	127	139
Property, plant and equipment at end of period	3,077	2,954
Cost/Gross amount | Other
property, plant and equipment
Property, plant and equipment at beginning of period	1,021	1,120
Additions	44	39
Additions arising from business acquisitions	9	1
Dispositions, retirements and other	(48)	(223)
Assets under construction put into service	69	84
Property, plant and equipment at end of period	1,095	1,021
Cost/Gross amount | Land
property, plant and equipment
Property, plant and equipment at beginning of period	55	55
Dispositions, retirements and other	(7)
Property, plant and equipment at end of period	48	55
Cost/Gross amount | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period	592	413
Additions	1,426	1,472
Assets under construction put into service	(1,363)	(1,293)
Property, plant and equipment at end of period	655	592
Accumulated depreciation
property, plant and equipment
Property, plant and equipment at beginning of period	(22,442)	(21,890)
Depreciation	(1,617)	(1,564)
Dispositions, retirements and other	1,828	1,012
Property, plant and equipment at end of period	(22,231)	(22,442)
Accumulated depreciation | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	(19,950)	(19,351)
Depreciation	(1,396)	(1,357)
Dispositions, retirements and other	1,708	758
Property, plant and equipment at end of period	(19,638)	(19,950)
Accumulated depreciation | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	(1,836)	(1,810)
Depreciation	(106)	(99)
Dispositions, retirements and other	58	73
Property, plant and equipment at end of period	(1,884)	(1,836)
Accumulated depreciation | Other
property, plant and equipment
Property, plant and equipment at beginning of period	(656)	(729)
Depreciation	(115)	(108)
Dispositions, retirements and other	62	181
Property, plant and equipment at end of period	CAD (709)	CAD (656)